THE ADVISORS' INNER CIRCLE FUND

                               INVESTMENT ADVISER:

                             SAGE GLOBAL FUNDS, LLC

                                 [LOGO OMITTED]

                 AMERICA'S FIRST NO GAIN/NO PAIN MUTUAL FUND(R)

                                                                  ANNUAL REPORT

                                                              OCTOBER 31, 1999

                                                THE ADVISORS' INNER CIRCLE FUND

INVESTMENT OBJECTIVE

The Fund seeks a high level of current income consistent with preservation of capital by investing in a portfolio of investment grade corporate bonds that, in the Adviser's or Sub-Adviser's opinion, will maintain an already established credit rating or will benefit from an improvement in the issuer's credit rating.

     COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SAGE
         CORPORATE BOND FUND, VERSUS THE LEHMAN INTERMEDIATE BOND INDEX

  ----------------------
       Total Return1
     One    Annualized
    Year    Inception
   Return    to Date
  ----------------------
    0.10%     2.10%
  ----------------------

[Line Graph Omitted]

Plot Points are as follows:

  SAGE             Lehman
Corporate    Intermediate Bond
12/31/97      10000     10000
10/98         10374     10700
10/99         10384     10859


1These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

STATEMENT OF NET ASSETS     THE ADVISORS' INNER CIRCLE FUND
October 31, 1999

                                      Face       Market
                                     Amount       Value
SAGE CORPORATE BONDFUND               (000)       (000)
-----------------------------------------------------------
CORPORATE BONDS (76.8%)
AIR TRANSPORTATION (1.6%)
AMR
        9.750%, 03/15/00               $107       $  108
                                                  ------
BANKS (15.9%)
   ABN-Amro Bank NV
        7.000%, 04/01/08                100           97
   Banque Paribas-NY
        6.875%, 03/01/09                150          143
   Chase Manhattan
        7.125%, 02/01/07                100          100
   HSBC Americas
        6.625%, 03/01/09                250          236
   Long Island Savings Bank
        6.200%, 03/02/01                250          247
   MBNA America Bank
        6.750%, 03/15/08                250          231
                                                  ------
                                                   1,054
                                                  ------
BROADCASTING, NEWSPAPERS & ADVERTISING (1.5%)
   TCI Communications
        6.875%, 02/15/06                100           99
                                                  ------
COMPUTERS & SERVICES (1.5%)
   Oracle
        6.720%, 02/15/04                100           98
                                                  ------
ELECTRICAL SERVICES (3.8%)
   Niagara Mohawk Power
        7.750%, 05/15/06                250          252
                                                  ------
FINANCIAL SERVICES (5.9%)
   Deutsche Bank Financial
        6.700%, 12/13/06                100           96
   Dresdner Bank-New York
        6.625%, 09/15/05                100           96
   Lehman Brothers Holdings
        7.250%, 10/15/03                100          100
   Salomon Smith Barney Holdings
        6.625%, 07/01/02                100           99
                                                  ------
                                                     391
                                                  ------
GAS/NATURAL GAS (12.5%)
   Columbia Gas Systems
        6.390%, 11/28/00                195          195
   Enron
        7.125%, 05/15/07                250          243
   Union Oil Company of California
        7.350%, 06/15/09                150          149
   Williams Companies
        6.500%, 11/15/02                250          245
                                                  ------
                                                     832
                                                  ------

                                     Face        Market
                                     Amount       Value
                                 (000)/Shares     (000)
-----------------------------------------------------------
HOTELS & LODGING (2.8%)
   Hilton Hotels
        7.950%, 04/15/07               $200      $   190
                                                 -------
PRINTING & PUBLISHING (9.1%)
   Harcourt General
        8.250%, 06/01/02                200          207
   Time Warner
        7.750%, 06/15/05                386          396
                                                 -------
                                                     603
                                                 -------
RAILROADS (4.3%)
   Conrail
        9.750%, 06/01/00                100          102
   Union Pacific
        7.375%, 05/15/01                 85           86
        6.000%, 09/01/03                100           96
                                                 -------
                                                     284
                                                 -------
REAL ESTATE (11.4%)
   Avalon Properties
        6.875%, 12/15/07                250          232
   Kimco Realty MTN
        6.960%, 07/16/07                250          233
   Simon Property Group MTN
        7.125%, 09/20/07                311          290
                                                 -------
                                                     755
                                                 -------
TELEPHONES & TELECOMMUNICATION (6.5%)
   Airtouch Communications
        7.125%, 07/15/01                 90           91
        7.000%, 10/01/03                100          100
   Worldcom
        6.400%, 08/15/05                250          243
                                                 -------
                                                     434
                                                 -------
TOTAL CORPORATE BONDS
   (Cost $5,329)                                   5,100
                                                 -------
PREFERRED STOCKS (15.8%)
   ABN-Amro Capital Funding Trust     4,000           92
   ANZ Exchange Preferred Trust       5,000          118
   Avalonbay Communities              4,000           91
   Conseco Financing Trust            4,000           91
   Duke Capital Financing Trust III*  5,000          125
   National Rural Utility             5,000          113
   Provident Capital Trust II*        8,000          190
   Public Storage                     5,000          125
   Vornado Realty Trust               5,000          103
                                                 -------
TOTAL PREFERRED STOCKS
   (Cost $1,125)                                   1,048
                                                 -------
 The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS     THE ADVISORS' INNER CIRCLE FUND
October 31, 1999

                                      Face       Market
SAGE CORPORATE                       Amount       Value
BONDFUND (concluded)              (000)/Shares    (000)
-----------------------------------------------------------
FOREIGN GOVERNMENT BOND (4.4%)
   Peoples Republic of China
        6.500%, 02/17/04            $   300      $  292
                                                 ------
TOTAL FOREIGN GOVERNMENT BOND
   (Cost $294)                                      292
                                                 ------
CASH EQUIVALENT (0.3%)
   Evergreen Select Money Market
     Fund Institutional Class
        5.360%                      $19,000          19
                                                 ------
TOTAL CASH EQUIVALENT
   (Cost $19)                                        19
                                                 ------
TOTAL INVESTMENTS (97.3%)
   (Cost $6,767)                                  6,459
                                                 ------
OTHER ASSETS AND LIABILITIES, NET (2.7%)            181
                                                 ------
NET ASSETS:
   Portfolio Shares of (unlimited
     authorization -- no par value)
     based on 700,262 outstanding
     shares of beneficial interest                6,956
   Undistributed Net Investment Income               26
   Accumulated Net Realized Loss on
     Investments                                    (34)
   Net Unrealized Depreciation on
     Investments                                   (308)
                                                 ------
TOTAL NET ASSETS (100.0%)                        $6,640
                                                 ======
   Net Asset Value and Redemption
     Price Per Share                              $9.48
                                                 ======

* NON-INCOME PRODUCING SECURITY.
MTN--MEDIUM TERM NOTE

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATION      THE ADVISORS' INNER CIRCLE FUND
For the year ended October 31, 1999

                                                                                   SAGE
                                                                                 CORPORATE
                                                                                 BOND FUND
                                                                                -----------
                                                                                   (000)
-----------------------------------------------------------------------------------------------
Investment Income:
   Interest Income ..........................................................     $  57
   Dividend Income...........................................................       390
-----------------------------------------------------------------------------------------------
     Total Investment Income.................................................       447
-----------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .................................................        52
   Investment Advisory Fee Waiver ...........................................       (52)
   Reimbursements by Adviser.................................................      (115)
   Administrative Fees ......................................................        75
   Professional Fees ........................................................        40
   Transfer Agent Fees ......................................................        26
   Printing Fees ............................................................        13
   Trustee Fees .............................................................         6
   Insurance and Other Fees .................................................         1
   Custodian Fees ...........................................................         1
   Organizational Costs .....................................................        15
-----------------------------------------------------------------------------------------------
   Total Expenses, Net ......................................................        62
-----------------------------------------------------------------------------------------------
       Net Investment Income ................................................       385
-----------------------------------------------------------------------------------------------
   Net Realized Loss from Securities Sold ...................................       (15)
   Net Change in Unrealized Depreciation of Investment Securities ...........      (355)
-----------------------------------------------------------------------------------------------
     Net Realized and Unrealized Loss on Investments ........................      (370)
-----------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations .....................      $ 15
===============================================================================================


    The accompanying notes are an integral part of the financial statements.


STATEMENT OF CHANGES IN NET ASSETS

For the periods ended October 31,           THE ADVISORS' INNER CIRCLE FUND

                                                                                                    SAGE
                                                                                                  CORPORATE
                                                                                                BOND FUND (1)
                                                                                         ----------------------------
                                                                                            11/01/98     12/15/97
                                                                                           TO 10/31/99  TO 10/31/98
                                                                                              (000)        (000)
---------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income ..............................................................     $ 385          $ 253
   Net Realized Loss from Securities Sold .............................................       (15)           (19)
   Net Change in Unrealized Appreciation (Depreciation) of Investment Securities ......      (355)            47
---------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations..............................        15            281
---------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ..............................................................      (389)          (223)
---------------------------------------------------------------------------------------------------------------------
     Total Distributions...............................................................      (389)          (223)
---------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued ........................................................        50          7,407
   Reinvestment of Cash Distributions .................................................       239            175
   Cost of Shares Redeemed ............................................................      (295)          (620)
---------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets Derived from Capital Share Transactions ........        (6)         6,962
---------------------------------------------------------------------------------------------------------------------
       Total Increase (Decrease) in Net Assets ........................................      (380)         7,020
---------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ................................................................     7,020             --
---------------------------------------------------------------------------------------------------------------------
   End of Period ......................................................................    $6,640         $7,020
---------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued .............................................................................         5            746
   Issued in Lieu of Cash Distributions ...............................................        24             18
   Redeemed ...........................................................................       (30)           (63)
---------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Share Transactions.......................................        (1)           701
=====================================================================================================================

(1) THE SAGE Corporate Bond Fund commenced operations on December 15, 1997. Amounts designated as "--" are either $0 or have been rounded to $0.

The  accompanying  notes are an integral  part of the financial statements.

FINANCIAL HIGHLIGHTS
                                                                                 THE ADVISORS' INNER CIRCLE FUND
For a share outstanding throughout each period

For the periods ended October 31,




         Net                      Realized                                      Net                  Net
        Asset                       and       Distributions   Distributions    Asset                Assets       Ratio
        Value          Net       Unrealized     From Net          From         Value                 End       of Expenses
      Beginning    Investment   (losses) on    Investment       Capital         End      Total    of Period    to Average
      of Period      Income      Securities      Income          Gains       Of Period   Return     (000)      Net Assets
      ---------    ----------   -----------   ------------    -------------  ---------   ------   ---------    ----------
------------------------
SAGE CORPORATE BOND FUND
------------------------
1999     $10.02      0.54         (0.53)         (0.55)            --          $ 9.48     0.10%    $6,640         0.90%
1998(1)  $10.00      0.40         (0.02)         (0.36)            --          $10.02     3.87%    $7,020         0.90%*


                                      Ratio
                    Ratio             of Net
    Ratio       of Expenses        Investment
   of Net        to Average         Income to
 Investment       Net Assets       Average Net
   Income        (Excluding      Assets (Excluding    Portfolio
 to Average      Waivers and       Waivers and        Turnover
 Net Assets     Reimbursements)   Reimbursements)        Rate
 ----------    ---------------   -----------------    ---------
------------------------
SAGE CORPORATE BOND FUND
------------------------
  5.58%            3.32%              3.16%           16.92%
  5.00%*           4.06%*             1.84%*          48.99%

* Annualized
(1) The SAGE Corporate Bond Fund commenced operations on December 15, 1997. Amounts designated as "--" are either $0 or have been rounded to $0.


The  accompanying  notes are an integral  part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 1999

1.  ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with ten portfolios. The financial statements herein are those of the SAGE Corporate Bond Fund (the "Fund"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     SECURITY VALUATION -- Investment securities of the Fund which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith by the Board of Trustees.

     FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative daily net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid monthly. Any net realized capital gains are distributed at least annually.

     Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS (continued)        THE ADVISORS' INNER CIRCLE FUND
October 31, 1999

3.  ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:

Organizational costs have been capitalized and are being amortized on a straight line basis over a period of sixty months commencing with operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Portfolio will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, SHAREHOLDER SERVICING
   AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement dated November 14, 1991, as amended and restated on May 17, 1994, under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000, or .15% on the first $100 million; .125% on the next $100 million; and .10% on the average daily net assets over $200 million.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as amended and restated on August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

5.  INVESTMENT ADVISORY AND CUSTODIAN
    AGREEMENTS:

The Fund and SAGE Global Funds, LLC (the "Adviser") are parties to an Investment Advisory Agreement dated December 15, 1997 under which the Adviser receives an annual fee equal to .55% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses to not more than .90% of the average daily net assets of the Fund. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Standard Asset Group, Inc. serves as the investment sub-adviser for the Fund pursuant to the sub advisory agreement dated December 15,1997; the sub-adviser is entitled to receive a fee which is calculated daily and paid monthly by Sage Global Funds, LLC at an annual rate of .20% of the average daily net assets of the Fund.

First Union National Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

6.  INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended October 31, 1999 are as follows:

                                          SAGE CORPORATE
                                          BOND FUND (000)
                                         ----------------
Purchases
     Government .........................    $   --
     Other ..............................     1,089
Sales
     Government .........................    $   --
     Other ..............................     1,110)

At October 31, 1999, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at October 31, 1999, are as follows:

                                          SAGE CORPORATE
                                          BOND FUND (000)
                                         ----------------
Aggregate gross unrealized
     appreciation ......................    $   --
Aggregate gross unrealized
     depreciation ......................     (308)
                                            ------
Net unrealized depreciation ............    $(308)
                                            ======

NOTES TO FINANCIAL STATEMENTS                   THE ADVISORS' INNER CIRCLE FUND
October 31, 1999

7.  SUBSEQUENT EVENTS:

The accompanying financial statements have been prepared assuming that the Fund will continue as a going concern.

At a meeting of the Board of Trustees on November 15, 1999, the Board of Trustees suspended new sales of the Fund pending the resolution of certain outstanding expense reimbursements from the Adviser.

On December 8, 1999, the Adviser discontinued it's voluntary expene reimbursements. At a special meeting held on December 14, 1999, the Board of Trustees voted to close the Fund. The Trust filed a prospectus supplement with the Securities and Exchange Commission disclosing the decision to close the Fund, to liquidate and distribute the Fund's net assets and cease operations on or before December 31, 1999.

As a result of the termination of the Fund, other assets totaling $55,000 (approximately $.07/share) consisting primarily of prepaid state registration fees and other prepaid costs were written off subsequent to October 31, 1999.

                             NOTICE TO SHAREHOLDERS

                                       OF

                         THE ADVISORS' INNER CIRCLE FUND

                                   (UNAUDITED)

For shareholders that do not have an October 31, 1999 taxable year end, this notice is for informational purposes only. For shareholders with an October 31, 1999 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended October 31, 1999, the portfolio is designating long term capital gains, qualifying dividends and exempt interest income with regard to distributions paid during the year as follows:

                        LONG TERM      ORDINARY
                      CAPITAL GAIN      INCOME            TOTAL
                      DISTRIBUTIONS  DISTRIBUTIONS    DISTRIBUTIONS   QUALIFYING
    PORTFOLIO         (TAX BASIS)    (TAX BASIS)      (TAX BASIS)   DIVIDENDS(1)
    ----------       ------------    -------------    ------------  ------------
Sage Corporate
  Bond Fund                0%             100%             100%          0%

--------------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions".

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
-------------------------------------------------------------------------------
To the Shareholders and Board of Trustees of The SAGE Corporate Bond Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of the SAGE Corporate Bond Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 1999, and the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SAGE Corporate Bond Fund of The Advisors' Inner Circle Fund as of October 31, 1999, and the results of its operations, changes in its net assets, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

The accompanying financial statements have been prepared assuming that the Fund will continue as a going concern. As discussed in Note 7 to the financial statements, the Board of Trustees voted to close the Fund, to liquidate and distribute the Fund's net assets and cease operations on or before December 31, 1999.

ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania
December 18, 1999

                               [Sage Logo Omitted]

                   America's First No Gain/No Pain Mutual Fund(R)

TRUST:
THE ADVISORS' INNER CIRCLE FUND

FUND:
SAGE CORPORATE BOND FUND

ADVISER:
SAGE GLOBAL FUNDS, LLC

SUB-ADVISER:
STANDARD ASSET GROUP, INC.

October 31, 1999

DISTRIBUTOR:
SEI INVESTMENTS DISTRIBUTION CO.

ADMINISTRATOR:
SEI INVESTMENTS MUTUAL
 FUNDS SERVICES

LEGAL COUNSEL:
MORGAN, LEWIS& BOCKIUS LLP

INDEPENDENT PUBLIC ACCOUNTANTS:
ARTHUR ANDERSEN LLP

SAG-F-004-02